                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-PX

                 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-10541

Exact name of registrant as specified in charter:                      Oppenheimer Tremont Opportunity
                                                                       Fund, LLC

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Robert G. Zack, Executive Vice
                                                                       President and General Counsel
                                                                       OppenheimerFunds, Inc.
                                                                       Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               3/31

Date of reporting period:                                              07/01/2007-06/30/2008

Item 1.           Proxy Voting Record

================== OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC ===================

BlackRock Liquidity Funds

Ticker:                      Security ID:  09248U643
Meeting Date: SEP 7, 2007    Meeting Type: Annual
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David O. Beim             For       For        Management
1.2   Elect  Director Ronald W. Forbes          For       For        Management
1.3   Elect  Director Dr. Matina Horner         For       For        Management
1.4   Elect  Director Rodney D. Johnson         For       For        Management
1.5   Elect  Director Herbert I. London         For       For        Management
1.6   Elect  Director Cynthia A. Montgomery     For       For        Management
1.7   Elect  Director Joseph P. Platt, Jr.      For       For        Management
1.8   Elect  Director Robert C. Robb, Jr.       For       For        Management
1.9   Elect  Director Toby Rosenblatt           For       For        Management
1.10  Elect  Director Kenneth L. Urish          For       For        Management
1.11  Elect  Director Frederick W. Winter       For       For        Management
1.12  Elect  Director Richard S. Davis          For       For        Management
1.13  Elect  Director Henry Gabbay              For       For        Management

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Crdentia Corp.

Ticker:       CRDT           Security ID:  225235308
Meeting Date: NOV 6, 2007    Meeting Type: Annual
Record Date:  OCT 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert J. Kenneth         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       Against    Management

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Medicalcv Inc

Ticker:       MCVI           Security ID:  584639405
Meeting Date: OCT 11, 2007   Meeting Type: Annual
Record Date:  AUG 24, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Susan L. Critzer           For       For        Management
1.2   Elect Director Marc P. Flores             For       For        Management
1.3   Elect Director David A. Chazanovitz       For       For        Management
1.4   Elect Director Richard J. Faleschini      For       For        Management
1.5   Elect Director Larry G. Haimovitch        For       For        Management
1.6   Elect Director David B. Kaysen            For       For        Management
1.7   Elect Director Paul K. Miller             For       For        Management
1.8   Elect Director J. Robert Paulson, Jr.     For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Omnibus Stock Plan                  For       Against    Management
4     Amend Stock Option Plan                   For       For        Management
5     Ratify Auditors                           For       For        Management

                                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer Tremont Opportunity Fund, LLC

By (Signature and Title)*: John V. Murphy
                                    John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact